INVENTORIES, NET	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventory as of June 30, 2025 and December 31, 2024 consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Raw materials	$1,677,440	$1,293,051
Work-in-process(i)	11,228	20,660
Semi-finished goods(ii)	271,140	632,670
Finished goods	258,530	609,516
Inventory, subtotal	2,218,338	2,555,897
Less: inventory impairment provision	(874,897)	(1,127,700)
Inventory, net	$1,343,441	$1,428,197

(i)	Work-in-process primarily consists of battery cells under production or battery pack under assembly process, which will be transferred into Semi-finished goods or finished goods respectively when completed.

(ii)	Semi-finished goods are mainly battery cells which can be used to produce battery packs or sold directly.

Movement of inventory impairment provision is as below:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$1,127,700	$1,942,922
Addition	148,912	261,851
Deletion*	(419,712)	(1,464,982)
Exchange difference	17,997	(36,079)
Balance at end of the period	$874,897	$703,712

IMPAIRMENT

*	Inventory with impairment provision in the earlier period was sold for the six months ended of June 30, 2025 and 2024.

5. INVENTORIES, NET

Inventory as of December 31, 2024 and 2023 consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Raw materials	$1,293,051	$1,447,850
Work-in-process(i)	20,660	17,552
Semi-finished goods(ii)	632,670	2,391,380
Finished goods	609,516	899,839
Inventory, subtotal	2,555,897	4,756,621
Less: inventory impairment provision	(1,127,700)	(1,942,922)
Inventory, net	$1,428,197	$2,813,699

(i)	Work-in-process primarily consists of battery cells under production or battery pack under assembly process, which will be transferred into Semi-finished goods or finished goods respectively when completed.

(ii)	Semi-finished goods are mainly battery cells which can be used to produce battery packs or sold directly.

Movement of inventory impairment provision is as below:

	For the Years Ended December 31,
	2024	2023	2022
Balance at beginning of the year	$1,942,922	$1,810,384	1,617,467
Addition	483,992	1,506,422	1,544,475
Deletion*	(1,257,111)	(1,321,709)	(1,220,673)
Exchange difference	(42,103)	(52,175)	(130,885)
Balance at end of the year	$1,127,700	$1,942,922	$1,810,384

*	Inventory with impairment provision in the earlier period was sold for the years ended of December 31, 2024, 2023 and 2022.